Segment reporting (Tables)	6 Months Ended
Jun. 30, 2021
Segment reporting
Schedule of external customers geographically location

	Six Months Ended
	June 30,
(in thousands of $)	2021	2020
United States	$317,258	$24,551
China	151,903	—
Other	1,237	132
Total revenue	$470,398	$24,683